SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years